CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Series B Preferred Stock [Member] Series B Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member] Series C Preferred Stock [Member]	Series C Preferred Stock [Member]	Common Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Series B Preferred Stock [Member]	Additional Paid-in Capital [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Series B Preferred Stock [Member]	Total
Balances at Sep. 30, 2012		$ 421		$ 6			$ 503,041			$ 55,244,886	$ (56,149,923)		$ (401,569)
Balances (in Shares) at Sep. 30, 2012		420,700		6,571			503,041,505
Issuance of common stock in settlement of liabilities							$ 1,814			18,186			20,000
Issuance of common stock in settlement of liabilities (in Shares)							1,813,819
Issuance of common stock and warrants on conversion of notes payable and related accrued interest							$ 95,147			307,527			402,674
Issuance of common stock and warrants on conversion of notes payable and related accrued interest (in Shares)							95,147,366
Issuance of common stock and warrants for services							$ 12,771			175,216			187,987
Issuance of common stock and warrants for services (in Shares)							12,770,973
Proceeds from issuance of common stock and warrants							$ 101,851			236,149			338,000
Proceeds from issuance of common stock and warrants (in Shares)							101,850,764
Stock-based compensation - options										244,137			244,137
Issuance of Series B Preferred Stock		$ 59								58,941			59,000
Issuance of Series B Preferred Stock (in Shares)		59,000
Conversion of Preferred Stock to common stock	$ (193)		$ (6)		$ 44,288	$ 6,571		$ (44,095)	$ (6,565)
Conversion of Preferred Stock to common stock (in Shares)	(193,000)		(6,571)		44,288,136	6,571,000						193,000
Beneficial conversion feature on convertible debt issued										189,728			189,728
Dividends Series B Preferred Stock paid in common stock							$ 1,508			(1,508)
Dividends Series B Preferred Stock paid in common stock (in Shares)							1,507,764
Net loss											(2,385,899)		(2,385,899)
Balances at Sep. 30, 2013		$ 287					$ 766,991			56,422,602	(58,535,822)		(1,345,942)
Balances (in Shares) at Sep. 30, 2013		286,700					766,991,327
Issuance of common stock in settlement of liabilities							$ 18,546			521,454			540,000
Issuance of common stock in settlement of liabilities (in Shares)							18,545,595
Issuance of common stock on conversion of notes payable							$ 15,353			41,925			57,278
Issuance of common stock on conversion of notes payable (in Shares)							15,353,144
Issuance of common stock and warrants for services							$ 5,673			143,381			149,055
Issuance of common stock and warrants for services (in Shares)							5,673,346
Issuance of common stock for cash							$ 33,333			466,667			500,000
Issuance of common stock for cash (in Shares)							33,333,333
Issuance of common stock for funding and asset purchase							$ 60,100			760,533			820,633
Issuance of common stock for funding and asset purchase (in Shares)							60,100,000
Issuance of common stock in connection with fee associated with note payable issues							$ 7,295			89,774			97,068
Issuance of common stock in connection with fee associated with note payable issues (in Shares)							7,294,748
Issuance of common stock for donation							$ 938			14,063			15,000
Issuance of common stock for donation (in Shares)							937,500
Exercise of warrants							$ 1,612			388			2,000
Exercise of warrants (in Shares)							1,612,204
Stock-based compensation - options										541,341			541,341
Issuance of Series B Preferred Stock		$ 1,315								1,313,673			1,314,988
Issuance of Series B Preferred Stock (in Shares)		1,314,988
Conversion of Preferred Stock to common stock	$ (287)				$ 56,266			$ (55,979)
Conversion of Preferred Stock to common stock (in Shares)	(286,700)				56,266,153							286,700
Beneficial conversion feature on convertible debt issued										91,671			91,671
Net loss											(3,831,809)		(3,831,809)
Balances at Sep. 30, 2014		$ 1,315					$ 966,107			$ 60,351,492	$ (62,367,631)		$ (1,048,717)
Balances (in Shares) at Sep. 30, 2014		1,314,988					966,107,350